Distribution Date:	02/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	8		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	9-13		701 Brickell Avenue, Suite 2200 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	54,988,661.47	4,946,102.89	162,134.07	0.00	0.00	5,108,236.96	50,042,558.58	47.18%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	54,988,661.47	4,946,102.89	162,134.07	0.00	0.00	5,108,236.96	50,042,558.58	47.18%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	161,532,000.00	0.00	512,137.21	0.00	0.00	512,137.21	161,532,000.00	47.18%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	26,429,862.63	2,010,515.05	76,236.94	0.00	0.00	2,086,751.99	24,419,347.58	47.18%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00	40.29%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00	27.52%	17.88%
C	46642CBQ2	4.577587%	35,121,000.00	35,121,000.00	0.00	133,974.54	0.00	0.00	133,974.54	35,121,000.00	21.04%	13.87%
D	46642CAK6	4.577587%	55,973,000.00	55,973,000.00	0.00	213,517.75	0.00	0.00	213,517.75	55,973,000.00	10.70%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	177,183.62	0.00	0.00	177,183.62	12,072,000.00	8.47%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	6.65%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	4.82%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	34,022,421.00	0.00	0.00	0.00	7,901,043.15	0.00	26,121,377.85	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	561,341,606.57	11,902,720.83	1,816,523.11	0.00	7,901,043.15	13,719,243.94	541,537,842.59

Notional Certificates
X-A	46642CBL3	0.860877%	651,921,000.00	335,254,185.56	0.00	240,510.52	0.00	0.00	240,510.52	323,351,464.73
X-B	46642CBM1	0.178387%	69,143,000.00	69,143,000.00	0.00	10,278.54	0.00	0.00	10,278.54	69,143,000.00
X-C	46642CAG5	1.077587%	65,850,421.00	65,850,421.00	0.00	59,132.99	0.00	0.00	59,132.99	57,949,377.85
Notional SubTotal			786,914,421.00	470,247,606.56	0.00	309,922.05	0.00	0.00	309,922.05	450,443,842.58

Deal Distribution Total					11,902,720.83	2,126,445.16	0.00	7,901,043.15	14,029,165.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	999.79384491	89.92914345	2.94789218	0.00000000	0.00000000	0.00000000	0.00000000	92.87703564	909.86470145
A-4A2	46642CAD2	999.79384491	89.92914345	2.94789218	0.00000000	0.00000000	0.00000000	0.00000000	92.87703564	909.86470145
A-5	46642CBJ8	1,000.00000000	0.00000000	3.17050002	0.00000000	0.00000000	0.00000000	0.00000000	3.17050002	1,000.00000000
A-SB	46642CBK5	473.57706875	36.02492519	1.36603308	0.00000000	0.00000000	0.00000000	0.00000000	37.39095827	437.55214356
A-S	46642CBN9	1,000.00000000	0.00000000	3.36933324	0.00000000	0.00000000	0.00000000	0.00000000	3.36933324	1,000.00000000
B	46642CBP4	1,000.00000000	0.00000000	3.66600003	0.00000000	0.00000000	0.00000000	0.00000000	3.66600003	1,000.00000000
C	46642CBQ2	1,000.00000000	0.00000000	3.81465619	0.00000000	0.00000000	0.00000000	0.00000000	3.81465619	1,000.00000000
D	46642CAK6	1,000.00000000	0.00000000	3.81465617	0.00000000	0.00000000	0.00000000	0.00000000	3.81465617	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	14.67723824	(11.76057157)	4.42501325	0.00000000	0.00000000	14.67723824	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	36.06962745	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	37.91666228	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	1,000.00000000	0.00000000	0.00000000	2.91666663	55.67646935	0.00000000	232.23047972	0.00000000	767.76952028
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	514.25584628	0.00000000	0.36892587	0.00000000	0.00000000	0.00000000	0.00000000	0.36892587	495.99792725
X-B	46642CBM1	1,000.00000000	0.00000000	0.14865626	0.00000000	0.00000000	0.00000000	0.00000000	0.14865626	1,000.00000000
X-C	46642CAG5	1,000.00000000	0.00000000	0.89798955	0.00000000	0.00000000	0.00000000	0.00000000	0.89798955	880.01529785

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	01/01/22 - 01/30/22	30	0.00	162,134.07	0.00	162,134.07	0.00	0.00	0.00	162,134.07	0.00
A-4A2	01/01/22 - 01/30/22	30	0.00	162,134.07	0.00	162,134.07	0.00	0.00	0.00	162,134.07	0.00
A-5	01/01/22 - 01/30/22	30	0.00	512,137.21	0.00	512,137.21	0.00	0.00	0.00	512,137.21	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	76,236.94	0.00	76,236.94	0.00	0.00	0.00	76,236.94	0.00
A-S	01/01/22 - 01/30/22	30	0.00	125,726.67	0.00	125,726.67	0.00	0.00	0.00	125,726.67	0.00
X-A	01/01/22 - 01/30/22	30	0.00	240,510.52	0.00	240,510.52	0.00	0.00	0.00	240,510.52	0.00
X-B	01/01/22 - 01/30/22	30	0.00	10,278.54	0.00	10,278.54	0.00	0.00	0.00	10,278.54	0.00
X-C	01/01/22 - 01/30/22	30	0.00	59,132.99	0.00	59,132.99	0.00	0.00	0.00	59,132.99	0.00
B	01/01/22 - 01/30/22	30	0.00	253,478.24	0.00	253,478.24	0.00	0.00	0.00	253,478.24	0.00
C	01/01/22 - 01/30/22	30	0.00	133,974.54	0.00	133,974.54	0.00	0.00	0.00	133,974.54	0.00
D	01/01/22 - 01/30/22	30	0.00	213,517.75	0.00	213,517.75	0.00	0.00	0.00	213,517.75	0.00
E	01/01/22 - 01/30/22	30	195,392.38	35,210.00	0.00	35,210.00	(141,973.62)	0.00	0.00	177,183.62	53,418.76
F	01/01/22 - 01/30/22	30	327,484.95	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	356,295.78
G	01/01/22 - 01/30/22	30	345,729.96	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	374,540.79
NR	01/01/22 - 01/30/22	30	1,795,016.22	99,232.06	0.00	99,232.06	99,232.06	0.00	0.00	0.00	1,894,248.28
Totals			2,663,623.51	2,141,325.26	0.00	2,141,325.26	14,880.10	0.00	0.00	2,126,445.16	2,678,503.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.577587%	35,121,000.00	35,121,000.00	0.00	133,974.54	0.00	0.00	133,974.54	35,121,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	141,579,000.00	0.00	513,179.45	0.00	0.00	513,179.45	141,579,000.00

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	14,029,165.99
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	1
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,212,027.40	Master Servicing Fee	5,734.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,183.10
Interest Adjustments	3,341.80	Trustee Fee	274.69
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.96
ARD Interest	0.00	Senior Trust Advisor Fee	1,012.03
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,215,369.20	Total Fees	9,445.17

Principal		Expenses/Reimbursements
Scheduled Principal	974,548.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	119,123.99
Principal Prepayments	10,928,172.67	Special Servicing Fees (Monthly)	(110,696.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,902,720.83	Total Expenses/Reimbursements	8,427.85

		Interest Reserve Deposit	71,051.04

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,126,445.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,902,720.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,029,165.99
Total Funds Collected	14,118,090.03	Total Funds Distributed	14,118,090.05

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	559,650,167.36	559,650,167.36	Beginning Certificate Balance	561,341,606.57
(-) Scheduled Principal Collections	974,548.16	974,548.16	(-) Principal Distributions	11,902,720.83
(-) Unscheduled Principal Collections	10,928,172.67	10,928,172.67	(-) Realized Losses	7,901,043.15
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	7,901,043.18
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	7,901,043.18	7,901,043.18	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	539,846,403.35	539,846,403.35	Certificate Other Adjustments**	(0.03)
Beginning Actual Collateral Balance	563,434,122.63	563,434,122.63	Ending Certificate Balance	541,537,842.59
Ending Actual Collateral Balance	543,044,474.78	543,044,474.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,691,439.21
Beginning Cumulative Advances	0.00	1,691,439.23	UC / (OC) Change	0.03
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,691,439.24
Ending Cumulative Advances	0.00	1,691,439.23	Net WAC Rate	4.58%
			UC / (OC) Interest	6,452.26
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP
	9,999,999 or less	9	67,946,162.31	12.59%	36	4.7759	1.520489	1.35 or less	7	187,648,209.03	34.76%	19	4.5810	0.837184
10,000,000 to 19,999,999		4	55,735,309.45	10.32%	28	4.6710	1.450204	1.36 to 1.45	1	12,849,407.06	2.38%	28	4.7000	1.386900
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	49,391,703.72	9.15%	26	4.8885	1.540800
25,000,000 to 49,999,999		6	234,196,518.47	43.38%	20	4.6518	1.390690	1.56 to 1.65	3	81,085,718.19	15.02%	27	4.5944	1.582823
	50,000,000 or greater	2	148,031,023.36	27.42%	26	4.3434	2.811179	1.66 to 1.80	4	32,991,304.15	6.11%	44	4.5997	1.716292
	Totals	24	539,846,403.35	100.00%	25	4.5881	1.804661	1.81 to 2.00	1	4,516,225.67	0.84%	27	4.8970	1.882200
								2.01 to 2.25	1	7,454,401.44	1.38%	28	4.9800	2.221500
								2.26 or greater	3	129,972,044.33	24.08%	26	4.4028	3.577142
								Totals	24	539,846,403.35	100.00%	25	4.5881	1.804661
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP
							Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP
Arizona	1	2,186,232.19	0.40%	27	4.7935	3.666900
							Lodging	5	15,303,741.73	2.83%	28	4.8695	0.740260
California	9	209,027,788.24	38.72%	26	4.4618	2.465721
							Mixed Use	2	45,176,230.39	8.37%	28	4.6642	1.271192
Connecticut	1	1,154,526.83	0.21%	27	4.7935	3.666900
							Multi-Family	1	10,881,735.28	2.02%	27	4.6495	1.570300
Florida	2	9,129,789.23	1.69%	27	5.0316	1.710223
							Office	6	143,022,605.15	26.49%	27	4.6357	1.257554
Illinois	2	91,989,128.90	17.04%	10	4.4725	0.822453
							Retail	10	249,419,750.94	46.20%	22	4.4711	2.071419
Indiana	2	10,196,876.58	1.89%	28	4.6019	1.884442
							Self Storage	14	42,104,950.10	7.80%	27	4.8265	3.411002
Louisiana	4	9,982,246.06	1.85%	28	4.8000	(0.192200)
							Totals	41	539,846,403.35	100.00%	25	4.5881	1.804661
Maryland	1	12,849,407.06	2.38%	28	4.7000	1.386900

Massachusetts	2	21,501,586.64	3.98%	28	4.5966	1.502599

Michigan	1	9,213,882.74	1.71%	88	4.4150	1.697900

Minnesota	2	13,510,126.66	2.50%	27	4.6775	1.978193

Missouri	1	4,043,300.62	0.75%	27	4.7935	3.666900

New York	1	32,326,823.33	5.99%	28	4.6500	1.225200

Ohio	1	5,701,708.96	1.06%	26	4.8885	1.540800

Pennsylvania	2	43,689,994.76	8.09%	26	4.8885	1.540800

Rhode Island	1	3,439,016.71	0.64%	27	4.7935	3.666900

Tennessee	1	5,028,193.57	0.93%	26	4.7710	1.689700

Texas	3	15,616,888.84	2.89%	28	4.8046	2.072408

Virginia	1	5,321,495.67	0.99%	28	5.0000	2.489400

Totals	41	539,846,403.35	100.00%	25	4.5881	1.804661

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP
	4.40000% or less	2	134,053,663.23	24.83%	14	4.2318	2.725917	12 months or less	21	505,909,013.59	93.71%	25	4.5803	1.830320
	4.40001% to 4.60000%	4	96,226,546.27	17.82%	33	4.5397	1.545585	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	189,091,528.72	35.03%	27	4.6977	1.414045	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	78,856,786.05	14.61%	27	4.8927	1.701141	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	7,680,489.32	1.42%	27	5.0765	1.341000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	539,846,403.35	100.00%	25	4.5881	1.804661	Totals	24	539,846,403.35	100.00%	25	4.5881	1.804661
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP
	60 months or less	20	496,695,130.85	92.01%	24	4.5834	1.832777	Interest Only	1	90,000,000.00	16.67%	26	4.2170	3.606900
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	19	406,695,130.85	75.34%	23	4.6645	1.440170
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	530,632,520.61	98.29%	24	4.5911	1.806514	Totals	23	530,632,520.61	98.29%	24	4.5911	1.806514
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,937,389.76	6.29%	24	4.7040	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	9,213,882.74	1.71%	88	4.4150	1.697900
	12 Months or Less	17	429,586,772.79	79.58%	27	4.6083	1.938396	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	2	20,095,618.02	3.72%	55	4.5420	1.628805	Totals	1	9,213,882.74	1.71%	88	4.4150	1.697900
	25 Months or Greater	2	56,226,622.78	10.42%	(2)	4.3801	1.076610
	Totals	24	539,846,403.35	100.00%	25	4.5881	1.804661
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302041001	RT	Orange	CA	Actual/360	4.217%	326,817.50	0.00	0.00	N/A	04/01/24	--	90,000,000.00	90,000,000.00	02/01/22
2	302041002	OF	Sunnyvale	CA	Actual/360	4.539%	227,069.59	59,867.33	0.00	N/A	05/01/24	--	58,090,890.69	58,031,023.36	02/01/22
3	302041003	RT	Various	Various	Actual/360	4.888%	208,311.31	93,804.62	0.00	N/A	04/01/24	--	49,485,508.34	49,391,703.72	02/01/22
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	162,520.31	229,130.60	0.00	N/A	04/01/21	--	44,282,793.83	44,053,663.23	04/01/20
6	302041006	OF	Chicago	IL	Actual/360	4.666%	192,864.94	65,433.16	0.00	N/A	06/01/24	--	48,000,898.83	47,935,465.67	02/01/22
8	302041008	SS	Various	Various	Actual/360	4.793%	143,302.43	66,406.58	0.00	05/01/24	05/01/34	--	34,716,955.24	34,650,548.66	02/01/22
9	302041009	MU	New York	NY	Actual/360	4.650%	129,645.51	50,827.37	0.00	06/01/24	01/01/26	--	32,377,650.70	32,326,823.33	02/01/22
11	302041011	RT	Westminster	CA	Actual/360	4.650%	103,665.23	51,025.81	0.00	N/A	04/01/24	--	25,889,339.67	25,838,313.86	02/01/22
13	302041013	OF	Seattle	WA	Actual/360	4.660%	90,422.55	43,798.89	0.00	N/A	02/05/24	--	22,533,654.62	22,489,855.73	02/05/22
14	302041014	OF	Needham	MA	Actual/360	4.580%	78,320.73	27,549.38	0.00	N/A	06/01/24	--	19,858,756.94	19,831,207.56	02/01/22
15	302041015	MF	Erie	PA	Actual/360	4.645%	75,424.81	10,955,815.30	0.00	N/A	06/01/24	--	18,856,858.48	0.00	02/01/22
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	35,357.67	86,347.34	0.00	N/A	06/01/29	--	9,300,230.08	9,213,882.74	02/01/22
21	302041021	MU	Aberdeen Proving	MD	Actual/360	4.700%	52,105.02	24,860.83	0.00	N/A	06/05/24	--	12,874,267.89	12,849,407.06	02/05/22
22	302041022	RT	San Antonio	TX	Actual/360	4.808%	53,737.41	0.00	0.00	N/A	06/01/24	--	12,172,959.55	12,172,959.55	02/01/22
24	302041024	MF	Minneapolis	MN	Actual/360	4.649%	43,636.48	17,205.13	0.00	N/A	05/01/24	--	10,898,940.41	10,881,735.28	02/01/22
26	302041026	LO	New Orleans	LA	Actual/360	4.800%	41,338.48	18,998.04	0.00	N/A	06/01/24	--	10,001,244.10	9,982,246.06	02/01/22
27	302041027	RT	Crawsfordsville	IN	Actual/360	4.580%	36,159.49	18,054.19	0.00	N/A	06/05/24	--	9,168,486.80	9,150,432.61	02/05/22
28	302041028	RT	Torrance	CA	Actual/360	4.706%	38,958.91	15,016.93	0.00	N/A	05/01/24	--	9,613,812.16	9,598,795.23	02/01/22
29	302041029	OF	Seattle	WA	Actual/360	4.650%	30,184.35	14,676.05	0.00	N/A	04/05/24	--	7,538,234.66	7,523,558.61	02/05/22
30	302041030	SS	Various	CA	Actual/360	4.980%	32,026.00	13,767.80	0.00	N/A	06/05/24	--	7,468,169.24	7,454,401.44	02/05/22
32	302041032	OF	Orlando	FL	Actual/360	5.077%	33,617.03	9,676.43	0.00	N/A	05/01/24	--	7,690,165.75	7,680,489.32	02/01/22
33	302041033	LO	South Boston	VA	Actual/360	5.000%	22,976.67	15,021.68	0.00	N/A	06/01/24	--	5,336,517.35	5,321,495.67	02/01/22
34	302041034	OF	Memphis	TN	Actual/360	4.771%	20,697.63	9,735.96	0.00	N/A	04/01/24	--	5,037,929.53	5,028,193.57	02/01/22
35	302041035	OF	Modesto	CA	Actual/360	4.897%	19,080.17	8,508.14	0.00	05/01/24	04/01/32	--	4,524,733.81	4,516,225.67	02/01/22
36	302041036	LO	Escondido	CA	Actual/360	5.060%	17,128.98	7,193.27	0.00	N/A	02/05/24	--	3,931,168.69	3,923,975.42	02/05/22
Totals							2,215,369.20	11,902,720.83	0.00				559,650,167.36	539,846,403.35
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,869,713.00	25,869,946.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,595,358.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,820,653.38	9,776,148.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,323,667.00	0.00	--	--	07/12/21	37,682,194.85	1,688,517.22	253,033.13	5,663,655.24	0.00	0.00
6	4,706,312.14	3,151,387.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,314,994.81	9,300,604.36	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,630,414.19	2,004,387.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,350,870.90	1,601,939.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,825,416.11	1,358,781.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,044,807.00	526,094.00	01/01/19	06/30/19	--	0.00	752,097.37	0.00	0.00	0.00	0.00
19	2,738,401.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,199,031.00	1,087,274.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,499,755.00	0.00	--	--	--	0.00	0.00	0.00	0.00	44,061.54	0.00
24	0.00	581,639.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(415,526.10)	(87,085.25)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,177,359.38	927,989.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,235,400.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	626,351.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	799,307.94	606,490.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	851,628.65	1,244,835.98	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	791,341.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	628,554.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	93,987,461.17	58,576,783.68				37,682,194.85	2,440,614.59	253,033.13	5,663,655.24	44,061.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	302041015	10,928,172.67	Disposition	0.00	0.00
Totals		10,928,172.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	2	44,053,663.23	0	0.00	0	0.00	1	10,928,172.67	4.588108%	4.547872%	25
01/18/22	0	0.00	0	0.00	1	18,856,858.48	0	0.00	2	63,139,652.31	0	0.00	0	0.00	0	0.00	4.590021%	4.542217%	26
12/17/21	0	0.00	0	0.00	2	31,057,350.53	0	0.00	2	63,395,477.56	0	0.00	0	0.00	0	0.00	4.590017%	4.536715%	27
11/18/21	0	0.00	0	0.00	2	30,670,147.76	0	0.00	2	63,658,066.88	0	0.00	0	0.00	0	0.00	4.589859%	4.536675%	28
10/18/21	0	0.00	0	0.00	2	30,719,387.55	0	0.00	2	63,911,977.70	1	11,777,839.14	0	0.00	0	0.00	4.589864%	4.536611%	29
09/17/21	0	0.00	0	0.00	2	30,772,435.71	0	0.00	2	64,172,720.97	0	0.00	0	0.00	0	0.00	4.589877%	4.536554%	30
08/17/21	0	0.00	0	0.00	2	30,821,261.68	0	0.00	1	18,998,258.61	0	0.00	0	0.00	0	0.00	4.589881%	4.536490%	31
07/16/21	0	0.00	0	0.00	2	30,869,890.12	0	0.00	1	19,025,227.78	0	0.00	0	0.00	0	0.00	4.589885%	4.536427%	32
06/17/21	0	0.00	0	0.00	2	30,922,348.97	0	0.00	1	19,054,538.28	0	0.00	0	0.00	0	0.00	4.589898%	4.536372%	33
05/17/21	0	0.00	0	0.00	2	30,970,568.46	0	0.00	1	19,081,283.24	0	0.00	0	0.00	0	0.00	4.589902%	4.536309%	34
04/16/21	0	0.00	0	0.00	2	31,022,633.09	0	0.00	1	19,110,377.59	0	0.00	0	0.00	0	0.00	4.616851%	4.568554%	30
03/17/21	0	0.00	0	0.00	3	77,620,105.55	0	0.00	1	19,136,900.09	0	0.00	0	0.00	0	0.00	4.616815%	4.568453%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004	04/01/20	21	5	253,033.13	5,663,655.24	0.00	47,251,734.67	05/01/20	7			08/19/21
Totals					253,033.13	5,663,655.24	0.00	47,251,734.67

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,053,663	0	0		44,053,663
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		26,413,831	26,413,831	0		0
25 - 36 Months		388,671,429	388,671,429	0		0
37 - 48 Months		32,326,823	32,326,823	0		0
49 - 60 Months		0	0	0		0
> 60 Months		48,380,657	48,380,657	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	539,846,403	495,792,740	0	0	0	44,053,663
Jan-22	559,650,167	496,510,515	0	0	0	63,139,652
Dec-21	560,620,881	485,052,444	0	0	12,172,960	63,395,478
Nov-21	561,229,922	485,815,952	0	0	11,755,903	63,658,067
Oct-21	562,214,710	486,524,894	0	0	11,777,839	63,911,978
Sep-21	563,256,645	487,282,670	0	0	11,801,254	64,172,721
Aug-21	564,233,446	487,985,711	0	0	57,249,476	18,998,259
Jul-21	565,206,399	488,685,926	0	0	57,495,246	19,025,228
Jun-21	566,236,924	489,435,289	0	0	57,747,097	19,054,538
May-21	567,201,982	490,129,673	0	0	57,991,027	19,081,283
Apr-21	653,824,896	576,473,415	0	0	58,241,103	19,110,378
Mar-21	654,782,120	577,162,014	0	0	58,483,205	19,136,900
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	44,053,663.23	47,251,734.67	15,200,000.00	05/23/21	2,901,674.00	0.92610	12/31/19	04/01/21	265
15	302041015	0.00	-	13,300,000.00	07/01/21	501,844.00	0.81150	06/30/19	06/01/24	267
Totals		44,053,663.23	47,251,734.67	28,500,000.00		3,403,518.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7

Covid related transfer. Loan is secured by Lincolnwood Town Center (the Property), a regional shopping center consisting of approximately 421,992 square feet of retail space located in Lincolnwood, Illinois. The property as of FYE 2019 was performi

ng at a NCF DSCR of 0.93x down from 1.36x at FYE 2017. Occupancy as of 12/31/19 was 92%. Master servicer has implemented cash management and the loan is in a cash trap. Per Borrower Notice Letter dated 4/10/20, the

Borrower stated that the Loan has a very low debt yield. Coupled with the COVID-19 pandemic, this created significant challenges for this asset. Borrower did not have enough cash flow to pay debt service for May and June 2020 and

Borrower believes that the annual net operating income for 2020 may not exceed the annual debt service for this asset. Borrower indicated they would not be supporting the property cash flow shortfalls and requested the transfer of the subject loan to Special Servicing for further discussions. Loan trans ferred to SS effective 5/1/20. Lender entered into a forbearance workout with the Borrower which expired 11/1/2020. Loan is in default as of the January 2021 payment and

Lender issued a notice of default. Lender filed foreclosure on 2/24/21 and on 3 3/8/21 filed a motion for appointment of a receiver. Friedman was appointed as a receiver for the property on 3/23/21. Lender was the high bidder at the foreclosure sale held on 7/21/21 and loan became REO effective 8/19/21.
15	302041015	MF	PA	07/29/19	8

The above-referenced loan was transferred to Special Servicing, effective 7/30/2019, due to imminent default. The subject loan is collateralized by University Gate Apartments, a 485-bedroom (132 units) multifamily student housing property located at5086 S tation Road, Harbor Creek Township, Erie County, Pennsylvania. The Property is directly adjacent to the Penn State University Erie Campus and its tenant profile is students of the university. Per servicing Correspondence dated 1/15/2019, a DSCR Trigger ev ent has occurred on the Loan for the period ending 9/30/2018. The Loan is currently in a cash trap. Per servicing Correspondence dated 7/10/2019 - The property as of FYE'18 is performing at a DSCR of

0.92x, down from FYE'17 of 1.67x. Occupancy rate as of 1/1/2019 was 67.8%, compared to FYE 2017 of 82.5%. Borrower has indicated to Lender they wish to turn over the property to the Lender given the operating shortfalls. Lender has engaged Ballard Spahr as local counsel and filed a joint receivership motion w ith the Borrower along with a foreclosure complaint. As of September 2019,Trigild has taken over as receiver for the property, and has contracted with Peak Campus as the property manager. Lender took title via foreclosure sale onn 9/18/20 and asset is now REO. Manager is pre-leasing for the 2021/2022 academic year. Auction held on 12/2/2021 with a winning bid of $13.5MM and sale closed on

1/18/2022.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4. 65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80770%	0.00	4.80770%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302041015 02/17/22	18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	0.00	7,901,043.18	39.50%
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	0.00	7,901,043.18
Cumulative Totals		30,278,812.52	33,300,000.00	26,664,530.70	4,104,553.41	26,664,530.70	22,559,977.29	7,901,043.18	0.00	0.00	7,901,043.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	302041015	02/17/22	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18
Cumulative Totals			0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,533.10	0.00	0.00	138,133.50	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	(120,229.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	(19,009.51)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(110,696.14)	0.00	0.00	119,123.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,427.85

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Supplemental Notes
None

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